Cash and Investments - Schedule of Cash, Cash Equivalents and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments, net	$ 37,900.0	$ 37,300.0
Total investments	39,004.6	38,840.6
Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,098.9	1,557.2
Assets pledged for short sale and derivative obligations	5.5	21.5
Short sale and derivative obligations (note 7)	(0.3)	(6.6)
Cash and investments, net	1,098.6	1,550.6
Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	38,111.6	37,432.9
Assets pledged for short sale and derivative obligations	146.9	164.6
Short sale and derivative obligations (note 7)	(205.6)	(142.9)
Cash and investments, net	37,906.0	37,290.0
Total | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	183.9	227.7
Total | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	3,954.5	4,583.7
Assets pledged for short sale and derivative obligations	0.0	3.0
Short term investments | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	128.3	19.8
Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	6,066.8	2,138.3
Assets pledged for short sale and derivative obligations	72.4	36.8
Subsidiary assets pledged for short sale and derivative obligations | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	2.8	13.7
Bonds | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	395.9	503.4
Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	15,618.1	19,256.4
Assets pledged for short sale and derivative obligations	74.5	124.8
Bonds pledged for short sale and derivative obligations | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	2.7	7.8
Preferred stocks | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4.7	4.5
Preferred stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	578.2	260.1
Common stocks | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	296.9	704.7
Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	5,287.6	4,431.4
Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	3,195.8	3,471.9
Derivatives (note 7) | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	83.7	75.6
Derivatives (note 7) | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	202.7	229.8
Other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	556.4	333.8
Portfolio investments, net | Holding company cash and investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,093.4	1,535.7
Portfolio investments, net | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	35,460.1	34,705.4
Common Stock, Limited Partnerships
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,056.8	2,055.8
Common Stock, Other Funds
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	175.6	150.3
Fairfax India | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,979.8	1,905.6
Fairfax India | Total | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	104.7	67.7
Fairfax India | Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	124.1	576.4
Fairfax India | Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	359.7	158.5
Fairfax India | Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,391.3	1,103.0
Fairfax Africa | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	524.8	657.3
Fairfax Africa | Total | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	86.2	231.9
Fairfax Africa | Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	104.0	38.7
Fairfax Africa | Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	100.1	92.7
Fairfax Africa | Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	3.9
Fairfax Africa | Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	232.9	288.1
Fairfax Africa | Derivatives and other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1.6	2.0
Fairfax India and Fairfax Africa | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	$ 2,504.6	$ 2,562.9